Income taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 144,759	$ 178,993
Purchase price allocation adjustment	15,158	17,006
Property and equipment, tax inflation	36,690	38,588
Other accrued payroll and other liabilities	33,065	30,300
Share-based compensation	2,062	2,591
Provision for contingencies	2,534	2,708
Other deferred tax assets	56,927	26,193
Other deferred tax liabilities	(32,280)	(7,979)
Property and equipment - difference in depreciation rates	(418)	(11,103)
Valuation allowance	(194,426)	(219,920)
Net deferred tax asset	64,071	57,377
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	540,231
Expire Between 2020 and 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	192,736
Expiring After 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	122,109
Do Not Expire
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	225,386
Brazil
Operating Loss Carryforwards [Line Items]
Difference in depreciation of leases	30,524
Brazil, Mexico, and Colombia
Operating Loss Carryforwards [Line Items]
Provision for regular expenses	10,376	10,458
Puerto Rico
Operating Loss Carryforwards [Line Items]
Bad debt expense	$ 4,218	4,967
Argentina and Brazil
Operating Loss Carryforwards [Line Items]
Foreign currency translation adjustment		$ 4,736